IDS Life Variable Annuity Fund B
PAGE
1995 Annual Report

IDS Life
Variable
Annuity
Fund B

Invests in a wide range of securities with the objective of long-term capital appreciation for contract owners.

Managed by IDS Life Insurance Company

PAGE
Message from the Executive Vice President

(picture of Janis E. Miller)
Dear Contract Owner,
The record-high stock market in 1995 will be hard to beat. It was a year in which the Dow Jones Industrials hit a record
5,000 points and finished at its highest ever one-year-point gain. Because the performance of the stock market drives this Fund, we can report very good news for contract owners. To read more about the specific gains in the Fund and strategies for the future, please see the letter from the Fund's portfolio manager.

Our economists project a positive outlook for the stock market in 1996 as well, based on their forecast of controlled inflation and declining interest rates. Nevertheless, we must repeat our first thought. Although we're extremely pleased with the Fund's performance, we can't predict a repeat of 1995's record performance in 1996.
Still, there is one solid prediction that we can make based on history: Financial markets will likely be volatile in the short term. Moreover, because the Fund emphasizes investments in stocks of rapidly growing companies, it's somewhat more affected by short-term market volatility than stocks in general.

Such volatility is a fact of life. But history also tells us that, in the long run, the stock market has been a solid performer. So we urge contract owners to continue to take a long-term perspective, which the structure of this Fund provides for you.

One way to benefit from short-term market fluctuation is by making regular investments of fixed amounts of money. This systematic approach, called dollar-cost averaging, smoothes the effects of stock market volatility. Here's how:

-You invest a fixed amount of money at regular time periods.

-Your fixed investment amount buys more
accumulations units when stock market prices are low and buys fewer units when prices are high.

-Over time, if you continue to invest through volatile markets, you obtain accumulation units at a lower average cost than the general market prices.

Dollar-cost averaging doesn't ensure a profit or protect against a loss if the market declines at the time you withdraw funds, but it is an effective way for contract owners to meet long-term goals, provided they continue investing through changing market conditions.

If your contract allows additional payments, you can dollar-cost average. And if your contract has a fixed account, you can also set up a systematic transfer program from the fixed account to the variable account in order to dollar-cost average, subject to certain restrictions.

Your financial advisor can tell you more about systematic investing and how it can help you meet your financial objectives. He or she also can help keep your investment strategies in line with your financial objectives. As your goals and time horizons change, talk to your financial advisor about the broad range of products and services offered by American Express Financial
Corporation and IDS Life designed to help you meet a variety of investment and protections needs.

Sincerely,


Janis E. Miller
Executive Vice President, Variable Assets
IDS Life Insurance Company
PAGE

From Your Portfolio Manager:  A Perspective

(picture of Mitzi Malevich)

Mitzi Malevich serves as portfolio manager for IDS Life Variable Annuity Fund B. She also manages IDS Growth Fund.

A well-positioned portfolio and the strongest stock market in 20 years made 1995 a very profitable period for contract owners.

On Dec. 31, 1995, the accumulation unit value of IDS Life Variable Annuity Fund B was $16.55, compared with $12.18 at the beginning of the year. The increase represented a gain of 35.88% for the 12-month period. (If you purchased additional accumulation units during the period, your return would have been affected by the sales and administrative charges, as described in the prospectus.)

After struggling throughout nearly all of 1994, the stock market got off to a strong start last year. The driving factors included an ongoing low inflation rate, good-to-excellent corporate profits and declining long-term interest rates -
- an almost sure-fire formula for rising stock prices. With those factors in place throughout the year, the stock market mounted its strongest annual advance since 1975.

To the particular benefit of this Fund, growth stocks responded particularly well to the positive environment. More specifically, stocks of technology companies, especially those of semiconductor producers, were at the forefront of the market rally for much of the year.

Because they most often met our key investment criterion of above-average profit growth, technology companies comprised the largest portion of the portfolio. Complementing the gains by those issues were good performances by health care and financial services stocks, to which we also had considerable exposure. There were a number of winners in other sectors as well, including energy, retailing, metals, food/beverage and telecommunications.

Consistent with the change in portfolio managers that took place in the spring of 1995, the Fund carried minimal cash reserves during the period. This strategy also paid off in improved Fund performance, as the return from stocks far exceeded that generated by cash. The low cash level will be an ongoing trait of the Fund. While we expect this management approach to be a benefit during positive market trends, it will also likely mean more negative performance during downturns. In the long run, however we believe results will be enhanced.

As of this writing (mid-January), the investment environment is little changed from a year ago.
The same could be said of this portfolio. We remain invested in stocks of a variety of companies that have demonstrated an ability to grow at an above-average rate. Regardless of what may be happening in the market at any given time, over the long term we expect this approach to continue to be rewarding for the Fund and its contract owners. We'll update you on our progress six months from now in our semiannual report.

Mitzi Malevich

PAGE

Ten Largest Holdings                            Dec. 31, 1995
______________________________________________________________________
______________
                                                   Percent of
                                                    Fund's
Common stocks                          Value       Net Assets
______________________________________________________________________
______________
Medtronic                           $ 22,350,000        3.64%
A major, diversified medical device company.

Computer Association Intl             21,242,812         3.46
The largest vendor of non-microcomputer products in the software industry.

Pfizer                                19,920,600         3.25
Leading producer of pharmaceuticals, hospital products, animal health items,
non-prescription medications and specialty chemicals.

Oracle Systems                        19,238,250         3.13
One of the largest independent vendors of database-management software offering a variety of new products, enhancements and applications software.

MFS Communications                    15,975,000         2.60
The company owns and operates digital fiber optic telecommunication networks
in fourteen metropolitan areas across the United States.

First Chicago                         15,850,441         2.59
A $50 billion Chicago-based bank holding company. Key businesses include
nationwide credit card operations, retail and middle market activities in Chicago and
Midwest states and nationwide corporate banking.

HEALTHSOUTH                           15,651,775         2.55
A fast-growing chain of hospitals and outpatient centers.

Nucor Steel                           15,252,375         2.48
One of the largest and most profitable domestic steel mini-mills,
Nucor Steel is a
leading producer of joist and girders used in construction.

First Data                            14,932,786         2.43
The company operates in one business segment providing high-quality, high volume
information processing and related services to specific client groups:
the transaction
card, payment instruments, teleservices, mutual fund, health care, receivables and
information management industries.

Cisco Systems                         14,925,000         2.43
The leading designer and builder of devices that link personal computers in
powerful networks, Cisco is a leader in the fast-growing business network market.
______________________________________________________________________
_______________
Total                               $175,339,039       28.56%
______________________________________________________________________
_______________
Excludes short-term securities.

PAGE
Investment Illustration
On the chart below you can see how IDS Life
Variable Annuity Fund B's total return compared to the Standard & Poor's 500 Index (S&P 500), an unmanaged list of common stocks, frequently used as a general measure of market performance. In comparing the Fund to the S&P, you should take into account the fact that the Fund's performance reflects a 5.65 percent total sales and administrative charge, while no such sales charge is reflected in the performance of the S&P 500.

Investment performance of the Fund, after charges, is reflected in the unit value calculation. There are no dividend or capital gain distributions, therefore, the assumed units purchased would remain constanct throughout the period.

How your $10,000 has grown in IDS Life Variable
Annuity Fund B

(picture of mountain chart)
[/TABLE]
[CAPTION]
1985     1986     1987     1988     1989     1990     1991    1992
1993     1994     1995
[S]       [C]       [C]      [C]       [C]      [C]       [C]      [C]
[C]       [C]      [C]
$9,435  11,015  14,157  15,141  19,904  20,325  30,292  32,327  35,374
33,960  46,135

Dec. 31 Unit Value
$3.385    3.952    5.079    5.432    7.141   7.292   10.868  11.598
12.691  12.184  16.552
[/TABLE]

The above represents an assumed investment of $10,000 into a single payment annuity contract on Dec. 31, 1985. Values are calculated on Dec.
31 of each year. (No new contracts are currently being sold).

Average Annual Total Return on Each of Three
Investments

Date of Investment          Period investment
Average annual
investment                       held in years
total return
Dec. 31, 1985                  10
+16.52%
Dec. 31, 1990                    5
+16.45
Dec. 31, 1994                    1
+28.17

The returns reflect the deduction of a sales and administrative charge and mortality and expense risk chareges.

Your investment and return values fluctuate so
that your accumulation units, when redeemed, may
be worth more or less than their original cost.
This was a period of fluctuating security
prices. Past performance is no guarantee of
future results.
PAGE
Annual Financial Information
________________________________________________
_______________Report of Independent Auditors

The Board of Managers and Contract Owners
IDS Life Variable Annuity Fund B:

We have audited the accompanying statement of assets, liabilities and contract owners' equity of IDS Life Variable Annuity Fund B, including the schedule of investments in securities, as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in contract owners' equity for each of the two years in the period then ended, and the selected per unit data and ratios presented under "Financial highlights" for each of the five years in the period then ended.
These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of IDS Life Variable
Annuity Fund B at December 31, 1995, the results of its operations for the year then ended, the changes in its contract owners' equity for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.


Ernst & Young LLP
Minneapolis, Minnesota
February 1, 1996
PAGE

____________________________________________________________
__________________Statement of Assets, Liabilities and
Contract Owners' Equity                          Dec. 31, 1995

Assets
____________________________________________________________
__________________
Investments in securities, at value (Note 1)
(identified cost, $414,303,419)                   $613,840,063
Cash in bank on demand deposit                          77,200
Dividends and interest receivable                      467,346
Receivable from IDS Life Insurance Company for
contract purchase payments                              40,016
____________________________________________________________
__________________Total assets                    $614,424,625
____________________________________________________________
__________________
Liabilities
____________________________________________________________
__________________Payable for contract terminations$       459,760
Payable to IDS Life Insurance Company for:
Mortality and expense assurance fee                        808
Investment management fee                               22,620
____________________________________________________________
__________________Total liabilities                    483,188
____________________________________________________________
__________________
Contract owners' equity
____________________________________________________________
__________________Contracts in accumulation period -
36,471,678 units at
$16.55 per unit (Note 5)                           603,486,110
Contracts in payment period - 25,075 annuity units  10,455,327
____________________________________________________________
__________________Total contract owners' equity    613,941,437
____________________________________________________________
__________________Total liabilities and contract owners'
equity                                            $614,424,625
____________________________________________________________
__________________See accompanying notes to financial
statements.

PAGE
____________________________________________________________
________________________
Statement of Operations               Year ended Dec. 31, 1995

Investment loss - net
____________________________________________________________
________________________

Income:
Dividends (net of foreign taxes withheld of $90,417)$  4,572,921
Interest                                             2,221,607
____________________________________________________________
________________________
Total income                                         6,794,528
____________________________________________________________
________________________
Expenses:
Mortality and expense assurance fee (Note 2)         5,604,098
Investment management fee  (Note 3)                  2,241,761
____________________________________________________________
________________________
Total expenses                                       7,845,859
____________________________________________________________
________________________
Investment loss - net                              (1,051,331)
____________________________________________________________
________________________


Realized and unrealized gain (loss) on investments - net
____________________________________________________________
________________________
Net realized gain on security transactions (Note 4) 68,424,639
Net realized loss on foreign currency transactions     (1,217)
____________________________________________________________
________________________
Net realized gain on investments                    68,423,422
Net change in unrealized appreciation or depreciation
of investments                                     103,044,323
____________________________________________________________
________________________
Net gain on investments                            171,467,745
____________________________________________________________
________________________
Net increase in contract owners' equity from operations$170,416,414
____________________________________________________________
________________________
See accompanying notes to financial statements.

PAGE

____________________________________________________________
__________________Statement of Changes in Contract Owners'
Equity
                                        Year ended  Year ended
Operations                           Dec. 31, 1995Dec. 31,1994
____________________________________________________________
__________________
Investment income (loss) - net      $  (1,051,331)  $   1,285,716
Net realized gain on investments        68,423,422 28,474,677
Net change in unrealized appreciation or depreciation
of investments                         103,044,323(50,904,689)
____________________________________________________________
__________________Net increase (decrease) in contract
owners' equity
from operations                        170,416,414(21,144,296)
____________________________________________________________
__________________
Contract Transactions
____________________________________________________________
__________________Net contract purchase payments (Note 2)4,919,086    5,788,027
Repayment of temporary withdrawals           3,330      6,455
Net transfers from (to) fixed annuities(3,554,698)  6,690,823
Actuarial adjustment for mortality assurance on annuities
in payment period (Note 2)                  72,885    119,711
Contract termination payments and temporary withdrawals(51,173,507)
(30,379,558)
Annuity payments                       (1,262,018)(1,117,667)
____________________________________________________________
__________________Net decrease from contract transactions(50,994,922)
(18,892,209)
____________________________________________________________
__________________Net increase (decrease) in contract
owners' equity                         119,421,492(40,036,505)
____________________________________________________________
__________________

Contract owners' equity at beginning of year494,519,945534,556,450
____________________________________________________________
__________________
Contract owners' equity at end of year$613,941,437$494,519,945
____________________________________________________________
__________________See accompanying notes to financial
statements.

PAGE
Notes to Financial Statements
________________________________________________
_________1. Organization and summary of significant accounting policies

IDS Life Variable Annuity Fund B (the Fund) is organized as a segregated asset account of IDS
Life Insurance Company (IDS Life) under
Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The
Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

Investments in securities
Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded.
Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity.
Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold.
Dividend income is recorded on the ex-dividend date.

Option contracts
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities.
The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised.
The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The
Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the year ended Dec. 31, 1995, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding at Dec. 31, 1995.

Futures contracts
In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments
(variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the year ended Dec. 31, 1995, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding at Dec.31, 1995.

Foreign currency translations and
foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the rate of exchange on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may also enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

There were no forward foreign currency exchange contracts outstanding at Dec. 31, 1995.

Federal income taxes
IDS Life is taxed as a life insurance company.
The Fund is treated as part of IDS Life for
federal income tax purposes.  Under current
federal income tax law, no taxes are payable
with respect to any income of the Fund.
________________________________________________
_________
2.  Mortality and expense assurance fee and
sales charges

IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1 percent of the average daily net assets of the Fund.

Charges by IDS Life for its sales and
administrative services applicable to the
variable annuity contracts amounted to $183,040
in 1995 and $216,240 in 1994.  Such charges are
not an expense of the Fund.  They are deducted
from contract purchase payments and are not
included in the net contract purchase payments
to the Fund.
________________________________________________
_________
3.  Investment management agreement

The Fund has an Investment Management Agreement
with IDS Life.  For its services, IDS Life is
paid a fee based on the aggregate average daily
net assets of the   Fund. The investment
management fee paid to IDS Life is computed daily and is equal on an annual basis to 0.4 percent of the average daily net assets of the Fund.

In addition to paying its own management fee,
the Fund also pays all brokerage commissions and
charges in the purchase and sale of assets.
Brokerage charges are paid to IDS Life for
reimbursement of charges incurred in the
purchase and sale of foreign securities.
________________________________________________
_________
4.  Security transactions and basis for
determining realized gain and loss

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $228,835,650 and $264,123,075 for the year ended Dec. 31, 1995. Net realized gain on investments has been determined on the basis of identified costs.

Brokerage commissions paid to brokers affiliated
with IDS Life were $17,804 for the year ended
Dec. 31, 1995.
________________________________________________
_________
5.  Accumulation units

The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                 Year ended  Year ended
                              Dec. 31, 1995Dec. 31, 199
4
_______________________________________________________
________________
Units outstanding at beginning of year39,954,87941,447,
618
Additions for contract purchase payments and
repayments                          348,227     465,722
Net transfers from (to) fixed annuities(251,533)531,992
Deductions for contract terminations and withdrawals(3,
579,895)           (2,490,453)
_______________________________________________________
________________
Units outstanding at end of year 36,471,678  39,954,879
_______________________________________________________
________________

6.   Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.


                                             Year ended Dec. 31,
___________________________________________________________________________
_____________________
                                    1995    1994    1993   1992    1991
___________________________________________________________________________
_____________________
Accumulation unit value at beginning of year$12.18$12.69 $11.60  $10.87 $ 7.29
___________________________________________________________________________
_____________________
Income from investment operations:
Net investment income (loss)       (.03)     .03   (.02)  (.03)     .02
Net gains (losses) on securities, both realized
and unrealized                      4.40  (0.54)    1.11   0.76    3.56
___________________________________________________________________________
_____________________
Total from investment operations    4.37  (0.51)    1.09   0.73    3.58
___________________________________________________________________________
_____________________
Accumulation unit value at end of year$16.55$12.18$12.69 $11.60  $10.87
___________________________________________________________________________
_____________________
Total Return*                     35.88% (4.00)%   9.42%  6.72%  49.03%
___________________________________________________________________________
_____________________
Ratios/Supplemental Data
Total contract owner's equity at end of year
(000 omitted)                   $613.941$494,520$534,556$506,150$500,877
Ratio of operating expenses to average net assets 1.40%   1.40%   1.40%  1.40%  1.41%
Ratio of net investment income (loss) to average
net assets                       (0.19)%   0.25% (0.17)%(0.28)%   0.26%
Portfolio turnover rate              44%     61%     64%    74%     67%
___________________________________________________________________________
_____________________
*Total return does not reflect payment of a sales charge.

The foregoing table pertains to
accumulation units only.  There are two
kinds of units. As long as you are paying into the Fund they are called
"accumulation" units. When you begin to receive your annuity, they change to "annuity" units.

The value of an annuity unit (assuming a 3.5 percent investment rate) was $6.58 as of Dec. 31, 1995, $5.02 as of Dec. 31,
1994, $5.41 as of Dec. 31, 1993, $5.11 as
of Dec. 31, 1992 and $4.96 as of Dec. 31,
1991. The value of an annuity unit
(assuming a 5 percent investment rate) was $4.47 as of Dec. 31, 1995, $3.46 as of Dec.
31, 1994, $3.78 as of Dec. 31, 1993, $3.63
as of Dec. 31, 1992 and $3.57 as of Dec.
31, 1991.
PAGE

____________________________________________________________
__________________
Investments in Securities, Dec. 31, 1995
____________________________________________________________
__________________
(Percentages represent value of investments compared to
total net assets)

Common stocks
____________________________________________________________
__________________
Issuer                                     Shares     Value(a)
____________________________________________________________
__________________
Airlines (1.2%)
Northwest Airlines                        150,000(b)$  7,650,000
____________________________________________________________
__________________
Automotive Related (0.9%)
Ford Motor                                180,000    5,220,000
____________________________________________________________
__________________Banks and Savings & Loans (2.6%)
First Chicago                             401,277   15,850,441
____________________________________________________________
__________________
Beverages & Tobacco (2.4%)
Coca-Cola                                 199,600    14,820,300
____________________________________________________________
__________________
Building Materials (1.2%)
Tyco Intl                                 200,000    7,125,000
____________________________________________________________
__________________
Computers & Office Equipment (20.2%)
Cisco Systems                             200,000(b)14,925,000
Compaq Computer                           200,000(b) 9,600,000
Computer Association Intl                 373,500   21,242,812
First Data                                223,294   14,932,786
Hewlett-Packard                           112,400    9,413,500
Intuit                                     90,000(b) 7,020,000
Microsoft                                  80,000(b) 7,020,000
Oracle Systems                            454,000(b)19,238,250
Parametric Technology                     151,800(b)10,094,700
Softkey Intl                              140,000(b) 3,237,500
Solectron                                 160,000(b) 7,060,000
                                                   ___________
                                                   123,784,548
____________________________________________________________
__________________
Electronics (6.6%)
Applied Materials                         217,600(b) 8,568,000
AVX                                       161,100    4,269,150
Harman Intl                               145,215    5,826,752
Intel                                     125,000    7,093,750
MEMC Electronic Materials                 258,600(b) 8,436,825
Maxim Intergrated Products                160,000(b) 6,160,000
                                                   _____________
                                                    40,354,477
____________________________________________________________
__________________
Energy (1.5%)
Mobil                                      80,000    8,960,000
____________________________________________________________
__________________
Energy Equipment & Services (1.1%)
Fluor                                     100,000    6,600,000
____________________________________________________________
__________________
Foreign (8.5%)
Danka Business Systems ADR                300,000   11,100,000
Ericsson ADR                              600,000   11,700,000
Magna Intl                                133,900    5,791,175
Royal Dutch Petroleum                      94,000   13,265,750
Schlumberger                              100,000    6,925,000
Teva Pharmaceutical ADR                    80,000    3,710,000
                                                   ___________
                                                    52,491,925
____________________________________________________________
__________________
Health Care (12.4%)
Amgen                                     120,000(b) 7,125,000
Boston Scientific                         260,000(b)12,740,000
Johnson & Johnson                          85,000    7,278,125
Medtronic                                 400,000   22,350,000
Perclose                                   13,200(b)   252,450
Pfizer                                    316,200   19,920,600
Stryker                                   120,000    6,300,000
                                                   ___________
                                                    75,966,175
____________________________________________________________
__________________
Health Care Services (6.2%)
HEALTHSOUTH                               537,400(b)15,651,775
Healthcare COMPARE                        200,000(b) 8,700,000
United Healthcare                         212,700   13,931,850
                                                   ___________
                                                    38,283,625
____________________________________________________________
__________________
Household Products (1.8%)
Duracell                                  176,400    9,128,700
Sola Intl                                  70,000(b) 1,767,500
                                                   ___________
                                                    10,896,200
____________________________________________________________
__________________Industrial Machines & Services (4.5%)
Caterpillar                               180,000   10,575,000
Deere & Company                           294,000   10,363,500
Sanifill                                  200,000(b) 6,675,000
                                                    __________
                                                    27,613,500
____________________________________________________________
__________________
Insurance (0.7%)
Risk Capital Holdings                     172,600(b) 4,034,525
_________________________________________________
_____________________________
Leisure Time & Entertainment (2.9%)
Mattel                                    200,000    6,150,000
Walt Disney                               200,000   11,800,000
                                                   ___________
                                                    17,950,000
____________________________________________________________
__________________
Metals (3.2%)
Birmingham Steel                          317,700    4,725,787
Nucor Steel                               267,000   15,252,375
                                                   ___________
                                                    19,978,162
____________________________________________________________
__________________
Multi-industry (2.9%)
Alco Standard                             300,000   13,687,500
Manpower                                  150,900    4,244,063
                                                   ____________
                                                    17,931,563
____________________________________________________________
__________________
Restaurants & Lodging (1.4%)
McDonald's                                187,500    8,460,938
____________________________________________________________
__________________
Telecommunications Equipment & Services (6.2%)
ADC Telecommunications                    180,000(b) 6,570,000
Andrew                                    133,300(b) 5,098,725
Motorola                                  150,000    8,550,000
StrataCom                                  90,000(b) 6,615,000
Tellabs                                   300,000(b)11,100,000
                                                   ___________
                                                    37,933,725
____________________________________________________________
__________________Textiles & Apparel (1.2%)
Nike Cl B                                 110,000    7,658,750
____________________________________________________________
__________________
Utilities - Telephone (3.9%)
AirTouch Communications                   290,000(b) 8,192,500
MFS Communications                        300,000(b)15,975,000
                                                   ___________
                                                    24,167,500
____________________________________________________________
__________________
Total Common Stocks (93.5%)
(Cost: $374,181,469)                               $573,731,354
____________________________________________________________
__________________

Short-term Securities
____________________________________________________________
__________________
                            Annualized
                             Yield on
                              Date of   Principal
Issuer                        Purchase   Amount       Value(a)
____________________________________________________________
__________________
U.S. Government Agencies (0.4%)
Federal Home Loan Mtge Corp
Disc Nts
01-16-96                         5.67% $2,100,000  $   2,094,397
01-19-96                          5.49    800,000      797,569
                                                   ___________
                                                     2,891,966
____________________________________________________________
__________________Commercial Paper (6.1%)
BBV Finance
02-05-96                          5.73  2,100,000    2,086,504
Fleet Funding
01-26-96                          5.80    600,000(c)   597,408
Glaxo Wellcome
01-22-96                          5.75  6,000,000(c) 5,976,348
Household Finance
01-04-96                          5.90  3,800,000    3,796,886
01-10-96                          5.78  4,100,000    4,092,772
Natl Australia Funding
01-16-96                          5.77  3,400,000    3,386,867
Northern States Power
01-17-96                          5.72  2,550,000    2,542,745
Sandoz
01-04-96                          5.61  1,000,000      999,222
Southwestern Bell
02-21-96                          5.65  3,400,000    3,370,993
Transamerica Finance
01-08-96                          5.75  4,100,000    4,094,137
USL Capital
01-12-96                          5.77  2,300,000    2,293,132
01-26-96                          5.77  4,000,000    3,979,729
                                                   ___________
37,216,743
____________________________________________________________
__________________
Total Short-term Securities (6.5%)
(Cost: $40,121,950)                                $  40,108,709
____________________________________________________________
__________________Total Investments in Securities (100.0%)
(Cost: $414,303,419)(d)                            $613,840,063
____________________________________________________________
__________________

Notes to Investments in Securities
____________________________________________________________
__________________(a)  Securities are valued by procedures
described in Note 1 to the financial statements.
(b)  Presently non-income producing.
(c)Commercial paper within terms of a private placement
memorandum, exempt from registration under section 4(2) of
the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
These securities have been determined to be liquid under guidelines established by the board of managers.
(d)At Dec. 31, 1995, the cost of securities for federal
income tax purposes was $414,303,419 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $206,212,495
Unrealized depreciation                            (6,675,851)
____________________________________________________________
__________________Net unrealized appreciation                    $199,536,644
____________________________________________________________
__________________
PAGE

Managers and Officers
Board of Managers

Richard W.  Kling
president, IDS Life Insurance Company

Carl N.  Platou
president emeritus, Fairview Hospital
and Healthcare Services

Edward Landes
retired, former development consultant

Janis E.  Miller
executive vice president, variable assets,
IDS Life Insurance Company

Gordon H.  Ritz
president, Con Rad Broadcasting Corp.

Principal Officers

Richard W.  Kling
chairman of the board and president

Morris Goodwin, Jr.
vice president and treasurer

Lorraine R. Hart
vice president, investments

William A.  Stoltzmann
general counsel and assistant secretary

Timothy S. Meehan
secretary


Additional Information

The investment objective of IDS Life Variable
Annuity Fund B is to invest in securities that offer opportunities for long-term capital appreciation consistent with accumulating fund value and providing annuity payments under variable annuity contracts issued by IDS Life.
PAGE
Additional Information (continued)
There is a sales and administrative charge to the contract owner included in the purchase payment.

This report is for the information of contract owners of IDS Life Variable Annuity Fund B but it may be used as sales literature when preceded or accompanied by the current prospectus. For details and other material information, see the current prospectus.

Issuer and Investment Manager:
IDS Life Insurance Company,
Minneapolis, Minn.

Custodian:
American Express Trust Company,
Minneapolis, Minn.

Sub-Custodian:
First Bank National Association
St.  Paul, Minn.